ACQUISITION OF MILLENNIAL PRECIOUS METALS CORP	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF MILLENNIAL PRECIOUS METALS CORP. [Text Block]

11. ACQUISITION OF MILLENNIAL PRECIOUS METALS CORP.

On February 26, 2023, the Company entered into a definitive plan of arrangement (the "Plan of Arrangement") with MPM pursuant to which Integra acquires all of the issued and outstanding common shares of MPM (the "Transaction"). Each MPM shareholder was entitled to receive 0.092 common share (post Consolidation) of Integra for each share of MPM held. Each stock option of MPM was exchanged in accordance with the Plan of Arrangement. The Transaction was approved by the securityholders of MPM on April 26, 2023 and closed on May 4, 2023. In connection with the Plan of Arrangement, the Company issued 16,872,050 common shares in exchange of MPM common shares, 764,704 stock options to replace MPM stock options and assumed 21,903,504 MPM warrants (convertible into 2,015,122 Integra shares). Based on the closing share price of Integra on May 4, 2023, the fair value of the consideration, including transaction costs, was $23,996,732.

The transaction is accounted for as an asset acquisition and the allocation of the purchase price to the assets acquired and liabilities assumed is based on estimated fair values at the time of acquisition, following the requirements of IFRS 2.

May 4, 2023 purchase price allocation ("PPA") to the estimated fair value of the assets and liabilities of MPM is as follows:

Purchase price:

May 4, 2023
Issuance of 16,872,050 shares of Integra to Millennial's shareholders	$22,697,554
Issuance of 764,704 options of Integra to Millennial's option holders	31,888
Fair value of Millennial warrants assumed by Integra	44,630
Transaction costs	1,222,660
$23,996,732

Fair value of assets and liabilities acquired:

Cash	$323,884
Receivables	103,234
Prepaids	19,278
Restricted cash	154,630
Security and reclamation deposits	45,395
Lease receivable	208,701
Right of use assets	377,071
PP & E	264,375
Exploration and evaluation assets	24,484,463
Accounts payable and accrued liabilities	(1,328,458)
Lease liability	(542,293)
Provision for site reclamation and remediation	(113,548)
$23,996,732

Subsequent to the acquisition date, the exploration and evaluation assets balance was adjusted for some reversals and invoices related to the merger, received post-closing, and amounted to $24,523,830.